Document and Entity Information	Sep. 08, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Sep. 08, 2025
Entity File Number	001-31463
Entity Registrant Name	DICK’S SPORTING GOODS, INC.
Entity Central Index Key	0001089063
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	16-1241537
Entity Address, Address Line One	345 Court Street
Entity Address, City or Town	Coraopolis
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15108
City Area Code	724
Local Phone Number	273-3400
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DKS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false